Loss Per Share (“LPS”) (Details) - Schedule of outstanding shares for basic and diluted net earnings per share - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Numerator:
Net loss from continuing operation attributable to Akso Health Group’s shareholder	$ (13,196,535)	$ (4,102,428)	$ (4,293,327)
Net income (loss) from discontinued operation attributable to Akso Health Group’s shareholders	11,836,612	(12,748,636)	(30,533,662)
Net loss attributable to Akso Health Group’s shareholders	$ (1,359,923)	$ (16,851,064)	$ (34,826,989)
Denominator:
Weighted average number of ordinary shares outstanding-basic (in Shares)	68,598,050	59,612,152	48,837,977
Weighted average number of dilutive potential ordinary shares from share options (in Shares)
Weighted average number of ordinary shares outstanding-diluted (in Shares)	68,598,050	59,612,152	48,837,977
Basic (loss)per common share (in Dollars per share)	$ (0.02)	$ (0.28)	$ (0.71)
Diluted (loss)per common share (in Dollars per share)	$ (0.02)	$ (0.28)	$ (0.71)